Shareholder Report, Line Graph (Details) 207744_Franklin U.S. Low Volatility High Dividend Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Franklin U.S. Low Volatility High Dividend Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin U.S. Low Volatility High Dividend Index ETF (NAV)
Accumulated Value	$ 20,544	$ 17,746	$ 17,284	$ 17,792	$ 15,238	$ 10,805	$ 13,036	$ 11,654	$ 11,322	$ 10,000	$ 22,073
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,620	28,558	22,088	24,161	21,587	13,282	14,616	13,438	11,807	10,000	$ 36,157
Franklin Low Volatility High Dividend Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Low Volatility High Dividend Index-NR
Accumulated Value	$ 20,995	$ 18,086	$ 17,585	$ 18,057	$ 15,418	$ 10,917	$ 13,153	$ 11,723	$ 11,359	$ 10,000	$ 22,610